Prepayments for Lease of Land	12 Months Ended
Dec. 31, 2024
Prepayments for Lease of Land [Abstract]
PREPAYMENTS FOR LEASE OF LAND

10. PREPAYMENTS FOR LEASE OF LAND

As of December 31, 2024 and 2023, prepayments for lease of land were $nil and $nil, respectively.

Amortization expenses totaled $nil, $10,561, and $22,226 for the years ended December 31, 2024, 2023, and 2022, respectively.

In June 2023, together with the Company’s demolishment of the building in Beijing (see Note 9), the Company determined that the related prepayment for lease of land should also be impaired. The carrying value of the prepayments for lease of land was $285,553. The Company recorded loss from the impairment of the prepayments for lease of land of $285,553 as “Loss from disposal of property and equipment” in the consolidated statements of operations and comprehensive loss.